Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Registrant Name	dei_EntityRegistrantName	PRUDENTIALS GIBRALTAR FUND
Central Index Key	dei_EntityCentralIndexKey	0000080946
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2020
Prospectus Date	rr_ProspectusDate	Apr. 15, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A